Leases (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Components of Net Investment in Sales-Type and Direct Financing Leases
The components of the net investment in
sales
-type and direct financing leases, at December 31, were as follows:

(Dollars in Millions)	2020	2019
Lease receivables	$11,890	$12,324
Unguaranteed residual values accruing to the lessor’s benefit	1,787	1,834

Total net investment in sales-type and direct financing leases	$13,677	$14,158

Contractual Future Lease Payments to be Received
The contractual future lease payments to be received by the Company, at December 31, 2020, were as follows:

(Dollars in Millions)	Sales-type and direct financing leases	Operating leases
2021	$4,288	$153
2022	3,664	121
2023	2,816	83
2024	1,210	56
2025	307	38
Thereafter	496	17
Total lease payments	12,781	$468
Amounts representing interest	(891)
Lease receivables	$11,890

Summary of Amounts Relevant to Company's Assets Leased for Use in its Operations
The following table presents amounts relevant to the Company’s assets leased for use in its operations for the years ended December 31:

(Dollars in Millions)	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$305	$302
Operating cash flows from finance leases	6	7
Financing cash flows from finance leases	12	10
Right of use assets obtained in exchange for new operating lease liabilities	128	134
Right of use assets obtained in exchange for new finance lease liabilities	6	10

Summary of Weighted-Average Remaining Lease Terms and Discount Rates
The following table presents the weighted-average remaining lease terms and discount
rates of the Company’s assets leased for use in its operations at December 31:

	2020	2019
Weighted-average remaining lease term of operating leases (in years)	7.0	7.4
Weighted-average remaining lease term of finance leases (in years)	9.6	10.7
Weighted-average discount rate of operating leases	3.0%	3.2%
Weighted-average discount rate of finance leases	12.5%	14.3%

Schedule of Contractual Future Lease Obligations
The contractual future lease obligations of the Company at December 31, 2020, were as follows:

(Dollars in Millions)	Operating leases	Finance leases
2021	$290	$18
2022	254	15
2023	209	15
2024	155	13
2025	111	11
Thereafter	344	29
Total lease payments	1,363	101
Amounts representing interest	(129)	(25)
Lease liabilities	$1,234	$76